Issuance of common units and Series A preferred units (Tables)	12 Months Ended
Dec. 31, 2021
Issuance of common units and Series A preferred units
Schedule of net proceeds for units issued

	December 31, 2021
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$829	8,467	$9,296
Less: Commissions	(11)	(149)	(160)
Net proceeds for units issued	$818	8,318	$9,136

	Year ended December 31, 2020
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$—	3,231	$3,231
Less: Commissions	—	(57)	(57)
Net proceeds for units issued	$—	3,174	$3,174

	Year ended December 31, 2019
		Series A
	Common	preferred
(in thousands of U.S. dollars)	units	units	Total
Gross proceeds for units issued	$1,042	13,298	$14,340
Less: Commissions	(13)	(233)	(246)
Net proceeds for units issued	$1,029	13,065	$14,094